Document And Entity Information	Nov. 26, 2021
Document Information [Line Items]
Entity, Registrant Name	OLYMPIC STEEL, INC.
Document, Type	8-K
Document, Period End Date	Nov. 26, 2021
Entity, File Number	0-23320
Entity, Incorporation, State or Country Code	OH
Entity, Tax Identification Number	34-1245650
Entity, Address, Address Line One	22901 Millcreek Blvd., Suite 650
Entity, Address, City or Town	Highland Hills
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44122
City Area Code	216
Local Phone Number	292-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ZEUS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000917470